Mineral Property Interests (Narrative) (Details) (Mineral Property Option Agreement - Mill Bay Ventures Inc.)	0 Months Ended
Jun. 22, 2010
Mineral Property Option Agreement - Mill Bay Ventures Inc.
Acquisition Percentage	100.00%
Terms Of The Agreement

In order to exercise the option agreement and to earn its interest in the Valentine Gold Claim, the Company shall:

i. Issue 100,000 common shares to Mill Bay within 21 business days of approval of the agreement (issued) (Notes 8 and 12);
ii. Issue 30,000 common shares to Mill Bay on the 1st anniversary date of the signing of the agreement;
iii.	Make cash payment of $10,000 on the execution date (paid);
iv. Make $90,000 within 21 business days of approval of the agreement;
v. Incur $25,000 expenditure on or before June 30, 2011;
vi. Incur $500,000 within one year from July 1, 2011; and

vii. Incur $750,000 within one year from July 1, 2012.